The Gabelli Utility Trust

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 81.2%
	ENERGY AND UTILITIES — 65.9%
	Alternative Energy — 0.4%
20,000	NextEra Energy Partners LP	$932,800
12,000	Ormat Technologies Inc.,
	New York	661,800

		1,594,600

	Electric Integrated — 38.0%
22,000	ALLETE Inc.	1,809,060
125,000	Alliant Energy Corp.	5,891,250
17,000	Ameren Corp.	1,250,350
72,000	American Electric Power Co. Inc.	6,030,000
44,000	Avangrid Inc.	2,215,400
28,000	Avista Corp.	1,137,360
40,000	Black Hills Corp.	2,962,800
91,000	CMS Energy Corp.	5,054,140
48,273	Dominion Energy Inc.	3,700,608
16,400	DTE Energy Co.	2,045,736
74,000	Duke Energy Corp.	6,660,000
80,000	Edison International	4,953,600
7,000	EDP - Energias de Portugal SA	27,522
185,500	El Paso Electric Co.	10,911,110
1,000	Emera Inc.	37,393
3,000	Entergy Corp.	286,890
138,500	Evergy Inc.	8,039,925
165,000	Eversource Energy	11,706,750
67,000	FirstEnergy Corp.	2,787,870
62,000	Hawaiian Electric Industries Inc.	2,527,740
83,500	MGE Energy Inc.	5,675,495
56,500	NextEra Energy Inc.	10,922,580
48,000	NiSource Inc.	1,375,680
72,000	NorthWestern Corp.	5,069,520
185,000	OGE Energy Corp.	7,977,200
48,000	Otter Tail Corp.	2,391,360
48,000	PG&E Corp.†	854,400
86,000	PNM Resources Inc.	4,071,240
30,000	Public Service Enterprise Group Inc.	1,782,300
17,000	Unitil Corp.	920,890
140,000	WEC Energy Group Inc.	11,071,200
160,000	Xcel Energy Inc.	8,993,600

		141,140,969

	Electric Transmission and Distribution — 1.8%
40,000	Consolidated Edison Inc.	3,392,400
65,100	Exelon Corp.	3,263,463

		6,655,863

	Global Utilities — 2.6%
8,000	Chubu Electric Power Co. Inc.	124,768
133,000	Electric Power Development Co. Ltd.	3,235,297
33,000	Endesa SA	841,788
300,000	Enel SpA	1,919,548

Shares		Market Value

500,000	Hera SpA	$1,808,270
15,000	Hokkaido Electric Power Co. Inc.	86,078
12,000	Hokuriku Electric Power Co.†	93,982
3,000	Huaneng Power International Inc., ADR	69,450
41,000	Korea Electric Power Corp., ADR†	533,410
15,000	Kyushu Electric Power Co. Inc.	176,893
8,000	Shikoku Electric Power Co. Inc.	97,302
8,000	The Chugoku Electric Power Co. Inc.	99,684
20,000	The Kansai Electric Power Co. Inc.	294,505
13,000	Tohoku Electric Power Co. Inc.	165,623

		9,546,598

	Merchant Energy — 1.6%
323,500	The AES Corp.(a)	5,848,880

	Natural Gas Integrated — 6.4%
8,000	Devon Energy Corp.	252,480
125,000	Energy Transfer LP	1,921,250
90,000	Kinder Morgan Inc.	1,800,900
136,000	National Fuel Gas Co.	8,290,560
165,000	ONEOK Inc.	11,523,600

		23,788,790

	Natural Gas Utilities — 5.8%
25,000	Atmos Energy Corp.	2,573,250
24,800	Chesapeake Utilities Corp.	2,262,008
30,262	Corning Natural Gas Holding Corp.	599,944
15,500	Engie SA	230,902
72,066	National Grid plc, ADR	4,024,165
42,000	ONE Gas Inc.	3,739,260
18,000	RGC Resources Inc.	477,180
90,000	Southwest Gas Holdings Inc.	7,403,400
2,000	Spire Inc.	164,580

		21,474,689

	Natural Resources — 2.0%
10,000	Anadarko Petroleum Corp.	454,800
3,500	Apache Corp.	121,310
25,000	California Resources Corp.†	642,750
55,000	Cameco Corp.	648,450
25,000	CNX Resources Corp.†	269,250
32,000	Compania de Minas Buenaventura SAA, ADR	552,960
3,125	CONSOL Energy Inc.†	106,937
50,000	Exxon Mobil Corp.	4,040,000
3,000	Hess Corp.	180,690
3,000	Royal Dutch Shell plc, Cl. A, ADR	187,770

		7,204,917

The Gabelli Utility Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Services — 1.2%
24,000	ABB Ltd., ADR	$452,880
100,000	Enbridge Inc.	3,626,000
13,000	Sunoco LP	405,080
60,000	Weatherford International plc†	41,880

		4,525,840

	Water — 5.0%
27,000	American States Water Co.	1,925,100
25,000	American Water Works Co. Inc.	2,606,500
27,291	Aqua America Inc.	994,484
24,000	Artesian Resources Corp., Cl. A	894,480
34,000	California Water Service Group	1,845,520
48,000	Middlesex Water Co.	2,687,520
163,000	Severn Trent plc	4,195,056
50,000	SJW Group	3,087,000
9,000	The York Water Co.	308,880

		18,544,540

	Diversified Industrial — 0.4%
2,000	Alstom SA	86,644
2,000	AZZ Inc.	81,860
11,000	Bouygues SA	393,007
90,000	General Electric Co.	899,100

		1,460,611

	Environmental Services — 0.4%
56,000	Evoqua Water Technologies Corp.†	704,480
3,000	Suez	39,744
30,000	Veolia Environnement SA	670,697

		1,414,921

	Equipment and Supplies — 0.1%
2,500	Capstone Turbine Corp.†	2,250
12,000	Mueller Industries Inc.	376,080

		378,330

	Independent Power Producers and Energy Traders — 0.2%
20,000	NRG Energy Inc.	849,600

	TOTAL ENERGY AND UTILITIES	244,429,148

	COMMUNICATIONS — 12.6%
	Cable and Satellite — 3.9%
3,000	Charter Communications Inc., Cl. A†	1,040,730
20,000	Cogeco Inc.	1,176,937
60,000	DISH Network Corp., Cl. A†	1,901,400
10,000	EchoStar Corp., Cl. A†	364,500
250,000	ITV plc	413,855
42,421	Liberty Global plc, Cl. A†	1,057,131
108,771	Liberty Global plc, Cl. C†	2,633,346
10,000	Liberty Latin America Ltd., Cl. A†	193,400
20,000	Liberty Latin America Ltd., Cl. C†	389,000

Shares		Market Value

10,000	Rogers Communications Inc., Cl. B	$538,200
100,000	Telenet Group Holding NV	4,810,087

		14,518,586

	Communications Equipment — 0.1%
18,000	Furukawa Electric Co. Ltd.	453,289

	Telecommunications — 4.7%
75,000	AT&T Inc.	2,352,000
6,000	BCE Inc., New York	266,340
6,047	BCE Inc., Toronto	268,514
20,000	BT Group plc, ADR	295,800
136,002	CenturyLink Inc.	1,630,664
80,000	Cincinnati Bell Inc.†	763,200
5,000	Cogeco Communications Inc.	319,303
43,000	Deutsche Telekom AG, ADR	713,155
59,000	Global Telecom Holding SAE†	15,422
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	85
40,038	Internap Corp.†	198,588
35,000	Nippon Telegraph & Telephone Corp.	1,485,203
1,000	Orange Belgium SA	21,538
2,000	Orange SA, ADR	32,600
11,800	Orascom Investment Holding, GDR†	2,006
30,000	Pharol SGPS SA†	6,495
4,000	Proximus SA	115,361
2,000	PT Indosat Tbk	351
115,000	Sistema PJSC FC, GDR	323,380
1,350	Tele2 AB, Cl. B	17,983
20,000	Telefonica Deutschland Holding AG	62,796
85,000	Telekom Austria AG	617,863
1,200	Telesites SAB de CV†	775
20,000	T-Mobile US Inc.†	1,382,000
115,000	VEON Ltd., ADR	240,350
105,000	Verizon Communications Inc.	6,208,650

		17,340,422

	Wireless Communications — 3.9%
2,500	America Movil SAB de CV, Cl. L, ADR	35,700
2,000	China Mobile Ltd., ADR	101,980
2,000	China Unicom Hong Kong Ltd., ADR	25,600
85,000	Millicom International Cellular SA, SDR	5,160,907
1,154	Mobile Telesystems PJSC	4,440
11,250	Mobile TeleSystems PJSC, ADR	85,050
100,000	NTT DoCoMo Inc.	2,211,946
2,000	SK Telecom Co. Ltd., ADR	48,980
400	SmarTone Telecommunications Holdings Ltd.	435
60,000	Turkcell Iletisim Hizmetleri A/S, ADR	321,600
49,000	United States Cellular Corp.†	2,249,590
240,000	Vodafone Group plc, ADR	4,363,200

		14,609,428

	TOTAL COMMUNICATIONS	46,921,725

The Gabelli Utility Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	OTHER — 2.7%
	Aerospace — 0.3%
100,000	Rolls-Royce Holdings plc	$1,176,379

	Agriculture — 0.0%
3,000	Cadiz Inc.†	29,040

	Electronics — 0.3%
22,000	Sony Corp., ADR	929,280

	Entertainment — 0.6%
80,000	Vivendi SA	2,317,995

	Financial Services — 0.6%
40,000	GAM Holding AG	124,931
22,000	Kinnevik AB, Cl. A	580,921
55,000	Kinnevik AB, Cl. B	1,424,500

		2,130,352

	Machinery — 0.4%
150,000	CNH Industrial NV	1,530,000

	Transportation — 0.5%
25,000	GATX Corp.	1,909,250

	TOTAL OTHER	10,022,296

	TOTAL COMMON STOCKS	301,373,169

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	ENERGY AND UTILITIES — 0.0%
	Natural Gas Utilities — 0.0%
4,203	Corning Natural Gas Holding Corp.,
	4.800%, Ser. B	93,518

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
16,000	Bharti Airtel Ltd., expire 11/30/20†(b)	77,120

Principal Amount		Market Value

	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
$ 30,000	Mueller Industries Inc.,
	6.000%, 03/01/27	$29,550

	U.S. GOVERNMENT OBLIGATIONS — 18.8%
69,908,000	U.S. Treasury Bills,
	2.352% to 2.496%††,
	04/04/19 to 08/15/19(c)	69,533,654

	TOTAL INVESTMENTS — 100.0%
	(Cost $312,770,998)	$371,107,011

(a)	Securities, or a portion thereof, with a value of $2,260,000 are reserved and/or pledged with the custodian for current or potential holdings of swaps.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of the Rule 144A security amounted to $77,120 or 0.02% of total investments.

(c)	At March 31, 2019, $500,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

As of March 31, 2019, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Depreciation
Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	The Goldman Sachs Group, Inc.	1 month	06/28/2019	$1,192,345	$(16,454)	—	$(16,454)

TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENT								$(16,454)

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